REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

For the years ended	March 31 2024	March 31 2023
Revenues from construction contracts	$1,972,816	$1,630,406
Services rendered	614,690	492,325
Sale of goods	445,377	454,653
Total Company	$3,032,883	$2,577,384

Revenues by market for the years ended	March 31 2024	March 31 2023
Life Sciences	$1,268,546	$1,209,856
Transportation	933,329	578,240
Food & Beverage	435,005	371,341
Consumer Products	287,228	305,100
Energy	108,775	112,847
Total Company	$3,032,883	$2,577,384

As at	March 31 2024	March 31 2023
Contracts in progress:
Costs incurred	$3,936,631	$3,285,121
Estimated earnings	1,354,259	1,091,180
	5,290,890	4,376,301
Progress billings	(4,898,391)	(4,145,866)
Net contract assets and liabilities	$392,499	$230,435

Disclosure of performance obligations

Timing of revenue recognition based on transfer of control for the years ended	March 31 2024	March 31 2023
Goods and services transferred at a point in time	$445,377	$454,653
Goods and services transferred over time	2,587,506	2,122,731
Total Company	$3,032,883	$2,577,384

Disclosure of transaction price allocated to remaining performance obligations

Revenues expected to be recognized in:	March 31 2024	March 31 2023
Less than one year	$1,215,000	$1,607,000
Thereafter	578,000	546,000
Total	$1,793,000	$2,153,000

Disclosure of detailed information about receivables

As at	March 31 2024	March 31 2023
Trade accounts receivable	$443,570	$375,356
Less: allowance for expected credit loss	(6,241)	(6,501)
Trade accounts receivables, net	$437,329	$368,855
Other accounts receivable	34,016	30,886
Total	$471,345	$399,741

Disclosure of detailed information about contract assets and liabilities

As at	March 31 2024	March 31 2023
Trade receivables	$437,329	$368,855
Contract assets	704,703	526,990
Contract liabilities	(312,204)	(296,555)
Unearned revenue (i)	(51,056)	(33,490)
Net contract balances	$778,772	$565,800
(i) The unearned revenue liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position.

As at	March 31 2024	March 31 2023
Contracts in progress:
Costs incurred	$3,936,631	$3,285,121
Estimated earnings	1,354,259	1,091,180
	5,290,890	4,376,301
Progress billings	(4,898,391)	(4,145,866)
Net contract assets and liabilities	$392,499	$230,435